14. COMMON STOCK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock issued for cash, value	$ 290,000	$ 2,345,000
Cash offering costs	12,000	53,600
Conversion of debt, amount converted		600,000
Conversion of debt, interest converted		$ 104,709
Conversion of debt, shares issued		4,698,060
Conversion of debt principal amount		$ 704,709
Stock Issued for Services, value		2,250
Stock Issued for Services - Related Party,value		27,000
Gain on settlement of debt	$ 0	107,081
Shares Issued for Loan Guaranty - Related Party. value		$ 68,078
Potter [Member]
Stock Issued for Services, shares	125,000
Stock Issued for Services, value	$ 18,750
Schweitzer [Member]
Stock Issued for Services, shares	62,500
Stock Issued for Services, value	$ 12,500
Keshif Ventures LLC [Member]
Stock issued for cash, shares		1,333,333
Stock issued for cash, value		$ 200,000
Conversion of debt, shares issued		2,315,940
Stock Issued for Services [Member] | GreenCoreCapitalLLCMember
Stock Issued for Services - Related Party, shares		180,000
Stock Issued for Services - Related Party,value		$ 27,000
Private Placement [Member]
Stock issued for cash, shares		15,633,327
Stock issued for cash, value		$ 2,345,000
Cash offering costs		$ 53,600
Stock issued for purchase of warrants		223,337
Service [Member]
Stock Issued for Services, shares		15,000
Stock Issued for Services, value		$ 2,250
Warrants [Member] | Private Placement [Member]
Stock issued for cash, shares	1,933,333
Stock issued for cash, value	$ 290,000
Cash offering costs	$ 12,000
Stock issued for purchase of warrants	50,000
Restricted Stock [Member]
Unrecognized stock expense	$ 562,500	$ 562,500
Restricted Stock [Member] | Stock Issued for Services [Member]
Stock Issued for Services, shares		2,250,000
Stock Issued for Services, value		$ 337,500
Restricted Stock [Member] | Stock Issued for Services [Member] | Three Directors [Member]
Stock Issued for Services, shares	625,000
Stock Issued for Services, value	$ 93,750
Stock issued for performance of duties, shares	750,000
Stock issued for performance of duties, value	$ 112,500